INCOME TAXES (Details 2)	3 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2017
Income Taxes Details 2
U.S. statutory federal rate	34.00%	34.00%
(Decrease) increase in taxes resulting from:
State income tax rate, net of U.S. Federal benefit	5.20%	5.20%
Net effect of permanent and temporary reconciling items	(0.09%)	0.85%
Effective tax rate	39.11%	40.05%